Document And Entity Information	Nov. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	BIG SKY INDUSTRIAL INC.
Document, Type	8-K
Document, Period End Date	Nov. 10, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-06814
Entity, Tax Identification Number	83-0205516
Entity, Address, Address Line One	1616 S. Voss Road
Entity, Address, Address Line Two	Suite 725
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77057
City Area Code	346
Local Phone Number	509-8734
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BSIN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000101594